CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income (loss)
Net loss	$ 1,794	$ 316	$ 10,903	$ (118,222)	$ 256,461
Other comprehensive income (loss), net of applicable tax:
Foreign currency translation adjustment	7,429	(4,659)	(6,691)	3,158	3,611
Benefit plan adjustment, net of income tax expense (benefit) of ($740) for 2019, $223 for 2018 and nil for 2017			(1,911)	555	(1,336)
Other comprehensive income (loss)	7,429	(4,659)	(8,602)	3,713	2,275
Comprehensive income (loss) for the period	9,223	(4,343)	2,301	(114,509)	258,736
Comprehensive income attributable to the noncontrolling interests	(282)	(780)	(16,543)	(8,824)	(17,780)
Comprehensive income (loss) attributable to MDC Partners Inc.	$ 8,941	$ (5,123)	$ (14,242)	$ (123,333)	$ 240,956